OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Beginning Balance		£ (8)	£ 92
Change in fair value of available-for-sale financial assets		1
Ending Balance			(8)
Impairment	£ (1)	(14)
The Group [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals			(371)
The Group [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets			265
The Group [member] | Other [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Impairment			6
The Bank [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Beginning Balance		£ 611	667
Ending Balance			611
The Bank [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals			(248)
The Bank [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets			192
Pre-Tax [member] | The Group [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals			(464)
Pre-Tax [member] | The Group [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets			294
Pre-Tax [member] | The Group [member] | Other [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Impairment			6
Pre-Tax [member] | The Bank [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals			(333)
Pre-Tax [member] | The Bank [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets			231
Deferred Income Tax Charge [Member] | The Group [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals			93
Deferred Income Tax Charge [Member] | The Group [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets			(25)
Deferred Income Tax Charge [Member] | The Bank [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Disposals			85
Deferred Income Tax Charge [Member] | The Bank [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets			(39)
Current Tax [member] | The Group [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of available-for-sale financial assets [Line Items]
Change in fair value of available-for-sale financial assets			£ (4)